Document and Entity Information	Jan. 10, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001369290
Document Type	8-K
Document Period End Date	Jan. 10, 2022
Entity Registrant Name	Myomo, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38109
Entity Tax Identification Number	47-0944526
Entity Address, Address Line One	137 Portland St.
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02114
City Area Code	(617)
Local Phone Number	996-9058
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	MYO
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Entity Ex Transition Period	false